ENTITY-WIDE DISCLOSURES (Tables)	3 Months Ended
Mar. 31, 2013
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
	Three months ended March 31,
	2013	2012

	U.S. $ in millions
United States:
Generic	$895	$1,219
Specialty	1,480	1,497
Others	66	36
Total United States	2,441	2,752
Europe*:
Generic	873	801
Specialty	412	368
Others	209	181
Total Europe	1,494	1,350
Rest of the World:
Generic	547	597
Specialty	176	209
Others	243	194
Total Rest of the World	966	1,000
Total revenues	$4,901	$5,102

*All members of the European Union, Switzerland, Norway and certain South Eastern Europe countries.